Taxes (Tables)	12 Months Ended
Aug. 31, 2019
Disclosure Taxes Tables Abstract
Schedule of Income Tax Provision

The Company’s provision for income taxes differs from the amount computed by applying the combined federal and provincial income tax rates to income (loss) before income taxes as a result of the following:

	2019	2018	2017
Combined basic Canadian federal and provincial statutory income tax rates including surtaxes	26.50%	26.50%	26.50%

Statutory income tax rates applied to accounting income	$(7,769,000)	$(1,828,000)	$(1,075,000)

Increase (decrease) in provision for income taxes:
Foreign tax rates different from statutory rate	(816,000)	(57,000)	(156,000)
Permanent differences and other items	(968,000)	583,000	789,000
Benefit of tax losses not recognized	9,553,000	1,302,000	1,072,000
Provision for income taxes	$-	$-	$-

Schedule of Deferred Tax Assets and Liabilities

The tax effects of significant temporary differences which would comprise deferred income tax assets and liabilities at August 31, 2019 and 2018 are as follows:

Deferred Income Tax Liabilities	Mineral properties	Debt issuance cost	Total

At August 31, 2017	$(10,822,000)	$(126,000)	$(10,948,000)
Charged to the consolidated statement of comprehensive loss	(293,000)	(128,000)	(421,000)
At August 31, 2018	$(11,115,000)	$(254,000)	$(11,369,000)
Charged to the consolidated statement of comprehensive loss	460,000	(35,000)	425,000
At August 31, 2019	$(10,655,000)	$(289,000)	$(10,944,000)

Deferred Income Tax Assets	Non-capital losses	Non-capital losses	Total

At August 31, 2017	$10,822,000	$126,000	$10,948,000
Charged to the consolidated statement of comprehensive loss	293,000	128,000	421,000
At August 31, 2018	$11,115,000	$254,000	$11,369,000
Charged to the consolidated statement of comprehensive loss	(460,000)	35,000	(425,000)
At August 31, 2019	$10,655,000	$289,000	$10,944,000

Net deferred tax assets (liabilities)	$-	$-	$-

Schedule of temporary difference, unused tax losses and unused tax credits

The following temporary differences have not been recognized in the Company’s consolidated financial statements:

	August 31, 2019	August 31, 2018

Non capital losses	$91,799,000	$44,744,000
Property, plant and equipment	217,000	208,000
Capital losses	2,000	127,000
	$92,018,000	$45,079,000

Schedule of Net Operation Losses

At August 31, 2019, the Company has non-capital losses of $31,713,000 (2018 - $27,198,000), that have not been recognized and may be carried forward and applied against Canadian taxable income of future years. The non-capital losses have expiry dates as follows:

2026	$1,711,000
2027	1,388,000
2028	1,512,000
2029	1,967,000
2030	1,427,000
2031	2,378,000
2032	2,496,000
2033	2,352,000
2034	2,195,000
2035	1,983,000
2036	2,050,000
2037	2,866,000
2038	3,735,000
2039	3,653,000
$31,713,000